Projected Weighted-Average Default Rates and Loss Severities (Detail) (Recent Vintage)	Dec. 31, 2012	Dec. 31, 2011
Alt-A
Gain (Loss) on Investments [Line Items]
Default rate	43.00%	44.00%
Severity	57.00%	57.00%
Subprime RMBS
Gain (Loss) on Investments [Line Items]
Default rate	61.00%	63.00%
Severity	72.00%	73.00%
Prime RMBS
Gain (Loss) on Investments [Line Items]
Default rate	24.00%	25.00%
Severity	43.00%	43.00%